Property and equipment	12 Months Ended
Dec. 31, 2024
Property and equipment
Property and equipment

13.  Property and equipment

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Carrying amounts
Balance at January 1, 2023	588	198	786
Cost
Balance at January 1, 2023	802	324	1,126
Additions	376	363	739
Disposals	(62)	(48)	(110)
Effect of foreign exchange rates	—	(1)	(1)
Balance at December 31, 2023	1,116	638	1,754

Accumulated depreciation
Balance at January 1, 2023	214	126	340
Depreciation for the year	239	72	311
Disposals	(28)	(15)	(43)
Balance at December 31, 2023	425	183	608

Carrying amounts
Balance at December 31, 2023	691	455	1,146

	Computer	Furniture, fixtures
	hardware	and office equipment	Total
Cost
Balance at January 1, 2024	1,116	638	1,754
Additions	318	25	343
Disposals	(8)	—	(8)
Effect of foreign exchange rates	(20)	(4)	(24)
Balance at December 31, 2024	1,406	659	2,065

Accumulated depreciation
Balance at January 1, 2024	425	183	608
Depreciation for the year	294	114	408
Disposals	(6)	—	(6)
Effect of foreign exchange rates	(9)	(1)	(10)
Balance at December 31, 2024	704	296	1,000

Carrying amounts
Balance at December 31, 2024	702	363	1,065